Segment Information	9 Months Ended	12 Months Ended
	Sep. 26, 2015	Dec. 27, 2014
Segment Reporting [Abstract]
Segment Information
13.	SEGMENT INFORMATION

The Company has three operating segments, which are its reportable segments: the West; Central; and East regions. These segments are consistent with the Company’s management reporting structure. Each region’s operations consist of various activities related to the production, distribution and sale of construction materials, products and the provision of paving and related services. Assets employed by segment include assets directly identified with those operations. Corporate assets consist primarily of cash, property, plant and equipment for corporate operations and other assets not directly identifiable with a reportable business segment. The accounting policies applicable to each segment are consistent with those used in preparing the consolidated financial statements. The following tables display selected financial data for the Company’s reportable segments:

	Three months ended		Nine months ended
	September 26,	September 27,	September 26,	September 27,
	2015	2014	2015	2014
Revenue:
West region	$261,742	$211,302	$597,484	$478,432
Central region	164,084	126,882	338,613	283,541
East region	46,079	56,575	94,738	108,172

Total revenue	$471,905	$394,759	$1,030,835	$870,145

	Three months ended		Nine months ended
	September 26,	September 27,	September 26,	September 27,
	2015	2014	2015	2014
Adjusted EBITDA
West region	$59,574	$39,105	$110,940	$71,646
Central region	53,756	30,820	89,984	59,220
East region	13,383	11,868	15,096	10,462
Corporate and other	(8,879)	(9,381)	(33,577)	(28,427)

Total reportable segments and corporate	117,834	72,412	182,443	112,901
Interest expense	20,436	22,085	61,649	62,555
Depreciation, depletion, amortization and accretion	33,306	23,255	86,818	63,950
Initial public offering costs	—	—	28,296	—
Loss on debt financings	32,641	—	64,313	—

Income (loss) from continuing operations before taxes	$31,451	$27,072	$(58,633)	$(13,604)

	Nine months ended
	September 26,	September 27,
	2015	2014
Cash paid for capital expenditures:
West region	$32,192	$25,496
Central region	24,335	28,485
East region	9,401	6,590

Total reportable segments	65,928	60,571
Corporate and other	3,744	3,673

Total capital expenditures	$69,672	$64,244

	Three months ended		Nine months ended
	September 26,	September 27,	September 26,	September 27,
	2015	2014	2015	2014
Depreciation, depletion, amortization and accretion:
West region	$13,786	$9,155	$38,508	$23,569
Central region	15,778	9,710	37,198	28,061
East region	3,114	3,984	9,426	11,272

Total reportable segments	32,678	22,849	85,132	62,902
Corporate and other	628	406	1,686	1,048

Total depreciation, depletion, amortization and accretion	$33,306	$23,255	$86,818	$63,950

	September 26,	December 27,
	2015	2014
Total assets:
West region	$866,516	$777,981
Central region	1,189,565	704,134
East region	224,720	221,598

Total reportable segments	2,280,801	1,703,713
Corporate and other	35,935	26,064

Total	$2,316,736	$1,729,777

	Three months ended		Nine months ended
	September 26,	September 27,	September 26,	September 27,
	2015	2014	2015	2014
Revenue by product:*
Aggregates	$86,070	$68,636	$218,336	$160,002
Cement	68,481	34,171	110,477	69,435
Ready-mixed concrete	95,481	75,429	254,878	189,198
Asphalt	113,249	104,862	219,492	203,944
Paving and related services	185,092	191,157	366,321	391,925
Other	(76,468)	(79,496)	(138,669)	(144,359)

Total revenue	$471,905	$394,759	$1,030,835	$870,145

*	Revenue by product includes intercompany and intracompany sales transferred at market value. The elimination of intracompany transactions is included in Other. Revenue from the liquid asphalt terminals is included in asphalt revenue.

(21) Segment Information

The Company has three operating segments: the Central; West; and East regions, which are its reportable segments. These segments are consistent with the Company’s management reporting structure. The operating results of each segment are regularly reviewed and evaluated by the Chief Executive Officer, the Company’s Chief Operating Decision Maker (“CODM”). The CODM primarily evaluates the performance of its segments and allocates resources to them based on a segment profit metric that we call Adjusted EBITDA, which is computed as earnings from continuing operations before interest, taxes, depreciation, depletion, amortization, accretion and goodwill impairment. In addition, certain items such as management fees are excluded from the calculation of segment profit.

Each region has several acquired subsidiaries that are engaged in various activities including quarry mining, aggregate production and contracting. Assets employed by segment include assets directly identified with those operations. Corporate assets consist primarily of cash, property, plant and equipment for corporate operations and other assets not directly identifiable with a reportable business segment. The accounting policies applicable to each segment are consistent with those used in the consolidated financial statements.

The following tables display selected financial data for the Company’s reportable business segments as of and for the years ended December 27, 2013, December 28, 2013 and December 29, 2012:

	2014	2013	2012
Revenue:
West region	$665,716	$426,195	$484,922
Central region	391,553	329,621	302,113
East region	146,962	160,385	139,219

Total revenue	$1,204,231	$916,201	$926,254

	2014	2013	2012
Adjusted EBITDA
West region	$96,133	$28,607	$14,429
Central region	83,912	72,918	65,767
East region	17,955	15,134	10,782
Corporate and other	(36,768)	(24,878)	(15,560)

Total reportable segments and corporate	161,232	91,781	75,418
Interest expense	86,742	56,443	58,079
Depreciation, depletion, amortization and accretion	87,826	72,934	68,290
Goodwill impairment	—	68,202	—

Loss from continuing operations before taxes	$(13,336)	$(105,798)	$(50,951)

	2014	2013	2012
Cash paid for capital expenditures:
West region	$31,968	$21,856	$14,993
Central region	32,114	33,030	20,996
East region	7,547	7,753	8,736

Total reportable segments	71,629	62,639	44,725
Corporate and other	4,533	3,360	763

Total capital expenditures	$76,162	$65,999	$45,488

	2014	2013	2012
Depreciation, depletion, amortization and accretion:
West region	$33,271	$24,167	$23,771
Central region	38,793	33,808	30,215
East region	14,294	14,493	14,223

Total reportable segments	86,358	72,468	68,209
Corporate and other	1,468	466	81

Total depreciation, depletion, amortization and accretion	$87,826	$72,934	$68,290

	2014	2013	2012
Total assets:
West region	$777,981	$383,544	$428,115
Central region	704,134	657,421	610,003
East region	221,598	192,486	224,603

Total reportable segments	1,703,713	1,233,451	1,262,721
Corporate and other	26,064	14,343	21,758

Total	$1,729,777	$1,247,794	$1,284,479

	2014	2013	2012
Revenue by product:*
Aggregates	$229,047	$159,019	$146,991
Cement	89,911	76,211	77,676
Ready-mixed concrete	274,970	112,878	100,941
Asphalt	278,867	219,811	242,458
Paving and related services	528,817	478,280	505,189
Other	(197,381)	(129,998)	(147,001)

Total revenue	$1,204,231	$916,201	$926,254

*	Revenue by product includes intracompany sales transferred at market value. The elimination of intracompany transactions is included in Other.